Note 15 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	For the Year Ended December 31
	2010	2011	2012
Income (Numerator):
Net income for basic and diluted EPS	€4,077	€2,710	€774

Shares (Denominator):
Weighted-average shares for basic EPS	14,956,317	14,964,021	15,014,411
Effect of dilutive securities	-	376,839	625,479
Weighted-average shares for diluted EPS	14,956,317	15,340,859	15,639,890

Basic EPS	0.27	0.18	0.05
Diluted EPS	0.27	0.18	0.05